RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Information related to leases (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS & LEASE LIABILITIES
Weighted average discount rate, Operating Leases	12.66	11.19
Weighted average remaining lease term, Operating Leases	14 years 3 days	10 years 11 months 8 days
Weighted average discount rate, Finance Leases	11.76	14.85
Weighted average remaining lease term, Finance Leases	2 years 9 months 21 days	4 years